Non-controlling interests - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 376	£ 380	£ 665
Remeasurements of contingent consideration payable for acquisition	£ 1,377	858	1,483
ViiV Healthcare
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in associate	78.30%
Profit after taxation	£ 1,619	£ 2,034	£ 1,528